Average Annual Total Returns - Nationwide International Small Cap Fund	Class A Shares 1 Year	Class A Shares Since Fund Inception	Class A Shares Fund Inception Date	Class R6 Shares 1 Year	Class R6 Shares Since Fund Inception	Class R6 Shares Fund Inception Date	Class R6 Shares After Taxes on Distributions 1 Year	Class R6 Shares After Taxes on Distributions Since Fund Inception	Class R6 Shares After Taxes on Distributions Fund Inception Date	Class R6 Shares After Taxes on Distributions and Sales of Shares 1 Year	Class R6 Shares After Taxes on Distributions and Sales of Shares Since Fund Inception	Class R6 Shares After Taxes on Distributions and Sales of Shares Fund Inception Date	Institutional Service Class Shares 1 Year	Institutional Service Class Shares Since Fund Inception	Institutional Service Class Shares Fund Inception Date	MSCI EAFE® Small Cap Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	MSCI EAFE® Small Cap Index (The Index does not pay sales charges, fees, expenses or taxes.) Since Fund Inception	MSCI EAFE® Small Cap Index (The Index does not pay sales charges, fees, expenses or taxes.) Fund Inception Date
Total	10.94%	10.36%	Dec. 29, 2016	18.05%	12.35%	Dec. 29, 2016	17.90%	9.75%	Dec. 29, 2016	10.95%	8.61%	Dec. 29, 2016	17.97%	12.27%	Dec. 29, 2016	12.34%	11.51%